Share Capital and Capital Surplus - Summary of Share Capital (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Jul. 12, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Total shares of ADRs outstanding	75,620,779		75,876,207	75,849,177
Retirement of treasury stock	13,856,248
Forfeiture of shares		1,946,853
Aggregate par value of common stock issued	₩ 69,281
ADRs [member]
Disclosure of classes of share capital [line items]
Total shares of ADRs outstanding	13,149,016
Total shares of ADRs outstanding, equivalent common stock shares	3,287,254